STOCK-BASED COMPENSATION - DSU and RSU Activity (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, beginning of period	$ 57.0
Fair value, end of period	$ 50.0	$ 57.0
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	678	561
Settled for cash (shares) | shares	0	0
Granted (shares) | shares	159	117
Credits for dividends (shares) | shares	0	0
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	837	678
Fair value, beginning of period	$ 12.6	$ 12.8
Settled for cash	0.0	0.0
Granted	2.9	2.2
Credits for dividends	0.0	0.0
Change in value	(1.1)	(2.4)
Fair value, end of period	$ 14.4	$ 12.6
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	2,518	2,623
Settled for cash (shares) | shares	(1,656)	(1,435)
Granted (shares) | shares	1,406	1,300
Credits for dividends (shares) | shares	69	30
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	2,337	2,518
Fair value, beginning of period	$ 31.0	$ 38.6
Settled for cash	(29.2)	(36.2)
Granted	24.2	26.4
Credits for dividends	1.3	0.6
Change in value	(1.0)	1.6
Fair value, end of period	$ 26.3	$ 31.0